2. PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	March 31, 2017	March 31, 2016
Furniture and office equipment, at cost	$352,085	$394,395
Accumulated depreciation	(322,862)	(358,357)
	$29,223	$36,038

Depreciation expense for the years ended March 31, 2017 and 2016 approximated $23,000 and $29,000, respectively.